(LOSS) INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Loss from continuing operations	¥ (73,642)	$ (10,089)	¥ (144,277)	¥ (693,406)
Gain (loss) from discontinued operations, net | ¥			156,853	(286,086)
Net loss attributable to noncontrolling interest	(218)	(30)	(7,427)	(4,633)
Net (loss) income attributable to shareholders of ordinary shares	¥ (73,424)	$ (10,059)	¥ 20,003	¥ (974,859)
Denominator:
Weighted average number of shares outstanding, Basic | shares	1,403,166	1,403,166	1,010,895	720,237
Weighted average number of shares outstanding, Diluted | shares	1,403,166	1,403,166	1,010,895	720,237
Continuing operations - Basic | (per share)	¥ (0.05)	$ (0.01)	¥ (0.14)	¥ (0.96)
Continuing operations - Diluted | (per share)	(0.05)	(0.01)	(0.14)	(0.96)
Discontinued operations - Basic | ¥ / shares			0.16	(0.4)
Discontinued operations - Diluted | ¥ / shares			0.16	(0.4)
Total - Basic | (per share)	(0.05)	(0.01)	0.02	(1.36)
Total - Diluted | (per share)	¥ (0.05)	$ (0.01)	¥ 0.02	¥ (1.36)